UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:       SLS Management, LLC

Address:    140 West 57th Street, Suite 7B
            New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:


/s/ Steven Rohlfing            New York, New York            February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:             17

Form 13F Information Table Value Total:            $52,177
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                     Name
--------------------                     ----------------------
(1)  028-10548                           SLS Offshore Fund, Ltd.
(2)  028-13248                           SLS Investors, LP

                                                     FORM 13F INFORMATION TABLE
                                                        SLS MANAGEMENT, LLC
                                                         December 31, 2011

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
--------------                --------------  ---------  --------  -------------------  ----------  --------   ---------------------
                                                          VALUE    SHS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION    MGRS      SOLE    SHARED  NONE
--------------                --------------  ---------  --------  --------  ---  ----  ----------  --------   -------  ------  ----
AMERICAN AXLE & MFG HLDGS IN  COM             024061103    5,518    557,919  SH                       NONE     557,919
ASHLAND INC NEW               COM             044209104    4,047     70,800  SH                       NONE      70,800
BEAM INC                      COM             073730103    3,965     77,400  SH                       NONE      77,400
COMVERSE TECHNOLOGY INC       COM PAR $0.10   205862402    3,822    557,100  SH                       NONE     557,100
FLEXTRONICS INTL LTD          ORD             Y2573F102    1,902    336,100  SH                       NONE     336,100
GENERAL MTRS CO               COM             37045V100    2,544    125,500  SH                       NONE     125,500
HESS CORP                     COM             42809H107    2,573     45,300  SH                       NONE      45,300
KRATOS DEFENSE & SEC SOLUTIO  COM NEW         50077B207    1,582    265,000  SH                       NONE     265,000
MARATHON PETE CORP            COM             56585A102    1,971     59,200  SH                       NONE      59,200
MEDCATH CORP                  COM             58404W109    3,473    476,422  SH                       NONE     476,422
MICROSOFT CORP                COM             594918104    2,565     98,800  SH                       NONE      98,800
MURPHY OIL CORP               COM             626717102    1,511     27,100  SH                       NONE      27,100
PEPSICO INC                   COM             713448108    2,608     39,300  SH                       NONE      39,300
SEAGATE TECHNOLOGY PLC        SHS             G7945M107    5,088    310,245  SH                       NONE     310,245
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209    3,092    110,300  SH                       NONE     110,300
YAHOO INC                     COM             984332106    4,503    279,200  SH                       NONE     279,200
YAMANA GOLD INC               COM             98462Y100    1,413     96,200  SH                       NONE      96,200









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